Convertible notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Mar. 31, 2015	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Dec. 01, 2014 USD ($)	Oct. 03, 2012 USD ($) $ / shares	Apr. 27, 2012 USD ($) $ / shares
Debt Instrument
Proceeds from issuance of convertible notes | ¥				¥ 730,493
Debt issuance costs, amortization period		5 years
GM Notes
Debt Instrument
Denomination of the fair value of the convertible notes	$ 50,000				$ 25,000
Golden Meditech Holdings Limited (GMHL) | GM Notes
Debt Instrument
Proceeds from sale of convertible notes	88,090
Magnum | GM Notes
Debt Instrument
Aggregate principal amount	25,000
Cordlife Group Limited - listed on Singapore Exchange | GM Notes
Debt Instrument
Aggregate principal amount	$ 25,000
Convertible notes
Debt Instrument
Interest rate		7.00%
Default interest rate		22.50%
Debt issuance costs, amortization period		5 years
Convertible notes | KKR Notes
Debt Instrument
Aggregate principal amount							$ 65,000
Interest rate							7.00%
Conversion price per share | $ / shares							$ 2.838
Proceeds from issuance of convertible notes			$ 65,000
Issuance costs incurred | ¥				14,260
Guaranteed internal rate of return		12.00%
Threshold amount of new debt which must be approved							$ 22,000
Convertible notes | GM Notes | Golden Meditech Holdings Limited (GMHL)
Debt Instrument
Aggregate principal amount						$ 50,000
Interest rate						7.00%
Conversion price per share | $ / shares						$ 2.838
Proceeds from issuance of convertible notes			$ 50,000
Issuance costs incurred | ¥				¥ 4,258
Guaranteed internal rate of return		12.00%